Fair Value Measurements - Recurring Measurements (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	$ 4,008	$ 0
Total Liabilities	1,332	2,666
Fair Value, Inputs, Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets	4,008	0
Total Liabilities	$ 1,332	$ 2,666